Short-Term Investments and Investment in Equity Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Short-Term Investments and Investment in Equity Securities [Abstract]
SHORT-TERM INVESTMENTS AND INVESTMENT IN EQUITY SECURITIES

NOTE 3 – SHORT-TERM INVESTMENTS AND INVESTMENT IN EQUITY SECURITIES

Short-Term Investments

On September 30, 2024, the Company’s short-term investments consisted of the following:

	Cost	Cumulative Unrealized Gain	Fair Value
US Treasury bills	$1,402,757	$13,299	$1,416,056
Total short-term investments	$1,402,757	$13,299	$1,416,056

On December 31, 2023, the Company’s short-term investments consisted of the following:

	Cost	Cumulative Unrealized Gain	Fair Value
US Treasury bills	$2,496,904	$95,785	$2,592,689
Total short-term investments	$2,496,904	$95,785	$2,592,689

Investment in Equity Securities, at Fair Value

The following table summarizes activity in the Company’s investment in equity securities, at fair value for the periods presented:

	Nine Months Ended September 30,	Nine Months Ended September 30,
	2024	2023
Balance, beginning of period	$-	$-
Additions	199,998	-
Balance, end of period	$199,998	$-

On September 30, 2024, investment in equity securities, at fair value consisted of 666,660 shares of common equity securities of one entity, Dragon Interactive Corporation. On May 16, 2024, the Company purchased 666,660 common shares of Dragon Interactive Corporation for $199,998.

NOTE 3 – SHORT-TERM INVESTMENTS

On December 31, 2023, the Company’s short-term investments consisted of the following:

	Cost	Unrealized Gain	Fair Value
US Treasury bills	$2,496,904	$95,785	$2,592,689
Total short-term investments	$2,496,904	$95,785	$2,592,689